Schedule of actuarial assumptions of post retirement benefit plan JA (Details) (Foreign Pension Plans, Defined Benefit [Member])	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
FRANCE [Member]
Discount rate	1.90%	3.30%	3.20%
Salary increase	2.50%	2.50%	2.50%
Retirement age	65	65	65
Average retirement remaining service period	24	24	24
JAPAN [Member]
Discount rate	1.00%	1.40%	1.60%
Salary increase	2.00%	2.00%	1.50%
Retirement age	60	60	60
Average retirement remaining service period	16	16	15